Prospectus Supplement                                               207640 9/03
dated September 30, 2003 to:
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PUTNAM NEW YORK TAX EXEMPT INCOME FUND
PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND

Prospectus dated March 30, 2003

The third paragraph and tables for the Income Fund and the Opportunities Fund under the heading "Who manages the funds?" are replaced with the following:

The following team members coordinate the team's management of each fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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INCOME FUND AND OPPORTUNITIES FUND
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Portfolio leader              Since    Experience
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David E. Hamlin               2003*    1998 - Present   Putnam Management
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Portfolio members             Since    Experience
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Paul M. Drury                 2002     1989 - Present   Putnam Management
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Susan A. McCormack            2002     1994 - Present   Putnam Management
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James D. St. John             2003     1998 - Present   Putnam Management
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Richard P. Wyke               1998     1987 - Present   Putnam Management
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* Portfolio leader of the Opportunities Fund and portfolio member of the
  Income Fund since 1998